SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING MULTI-ASSET FUNDS
For the Allspring Diversified Income Builder Fund (the “Fund”)

At a meeting held August 13-14, 2024, the Board of Trustees of Allspring Funds Trust approved the following changes to be effective on or about November 8, 2024:

I. Sub-Adviser and Sub-Adviser Fee Changes Effective on or about November 8, 2024, Allspring Global Investments (UK) Limited will be added as a sub-adviser to the Fund. Accordingly, in the section entitled “Manager and Other Service Providers” the “Sub-Advisers” sub-section is replaced with the following:

Sub-Advisers

Allspring Funds Management has engaged Allspring Global Investments (UK) Limited (“Allspring UK”) and Allspring Global Investments, LLC (“Allspring Investments”) affiliates of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC, to serve as sub-advisers to the Funds (each a “Sub-Adviser” and collectively, the “Sub-Advisers”), as indicated in the table below. Subject to the direction of the Trust’s Board and the overall supervision and control of Allspring Funds Management and the Trust, the Sub-Advisers make recommendations regarding the investment and reinvestment of the Funds’ assets. The Sub-Advisers furnish to Allspring Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Advisers also furnish such additional reports and information as Allspring Funds Management and the Trust’s Board and Officers may reasonably request. Allspring Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to the Sub-Advisers.

For providing investment sub-advisory services to the Funds, the Sub-Advisers are entitled to receive monthly fees at the annual rates indicated below of each Fund’s average daily net assets. These fees may be paid by Allspring Funds Management or directly by the Funds. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Allspring Funds Management for advisory fees will be reduced accordingly.

Fund	Sub-Adviser	Fee
Diversified Income Builder Fund	Allspring Investments (UK)	First $100M Next $200M Next $200M Over $500M	0.090% 0.080% 0.070% 0.060%
	Allspring Investments	First $100M Next $200M Next $200M Over $500M	0.260% 0.220% 0.180% 0.140%

II. Portfolio Managers Effective on or about November 8, 2024, the section entitled “Manager and Other Service Providers - Portfolio Managers” is amended to include the following:

Fund	Sub-Adviser	Portfolio Managers
Diversified Income Builder Fund	Allspring (UK)	Matthias Scheiber, Ph.D., CFA
Diversified Income Builder Fund	Allspring Investments	Petros N. Bocray, CFA, FRM David Kowalske, Jr.

Management of Other Accounts. The following table(s) provide information relating to accounts managed by the Portfolio Manager(s). The table(s) do not include any personal brokerage accounts of the Portfolio Manager(s) and their families, but do include the Fund within the totals for “Registered Investment Companies”.

Matthias Scheiber, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$12.77M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Scheiber will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of April 30, 2023, at which time Mr. Scheiber was not a portfolio manager of the Fund.

Beneficial Ownership in the Fund. The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;
$1 - $10,000;
$10,001 - $50,000;
$50,001 - $100,000;
$100,001 - $500,000;
$500,001 - $1,000,000; and
over $1,000,000.

Portfolio Manager Fund Holdings
Portfolio Manager	Fund	Dollar Range of Holdings in Fund
Allspring UK
Matthias Scheiber, Ph.D., CFA[1]	Diversified Income Builder Fund	$0
1.	Mr. Scheiber will become a portfolio manager of the Fund on November 8, 2024. The information presented in this table is as of April 30, 2023, at which time Mr. Scheiber was not a portfolio manager of the Fund.

October 29, 2024